Stockholders' Equity - Schedule of Investor Warrants Activities (Details) - Warrant [Member] - $ / shares				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Schedule of Investor Warrants Activities [Line Items]
Number of Warrants, Exercisable beginning balance			19,440,000
Weighted Average Exercise Price, Exercisable beginning balance			$ 32.6
Weighted Average Remaining Contractual Term (years), Exercisable beginning balance	2 years 6 months 25 days	3 years 6 months 25 days	1 year 9 months	1 year 8 months 4 days
Number of warrants, Granted				4,000,000
Weighted Average Exercise Price, Granted				$ 2.44
Weighted Average Remaining Contractual Term (years), Granted				2 years
Number of warrants, Exercised				(19,440,000)
Weighted Average Exercise Price, Exercised				$ 32.6
Weighted Average Remaining Contractual Term (years), Exercised				9 months
Number of Warrants, Outstanding ending balance	4,000,000	4,000,000		4,000,000
Weighted Average Exercise Price, Outstanding ending balance	$ 2.44	$ 2.44		$ 2.44
Weighted Average Remaining Contractual Term (years), Outstanding ending balance	2 years 6 months 25 days	3 years 6 months 25 days	1 year 9 months	1 year 8 months 4 days
Number of Warrants, Exercisable ending balance	4,000,000
Weighted Average Exercise Price, Exercisable ending balance	$ 2.44
Weighted Average Remaining Contractual Term (years), Exercisable ending balance	2 years 6 months 25 days